Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other gains and losses [Line Items]
Loss on disposal of assets	$ 3.9	$ 10.6
Write down of miscellaneous receivables	0.0	(4.7)
Revision to reclamation for closed sites	(0.6)	(0.2)
Other	(2.4)	(2.7)
Other loss	(9.6)	(39.7)
Maintenance And Arbitration Costs	(2.7)	(6.5)
Silver Stream
Disclosure of other gains and losses [Line Items]
Gain (loss) on fair value adjustment	0.0	(9.3)
Milestone Payments
Disclosure of other gains and losses [Line Items]
Fair value adjustment on contingent consideration	$ 0.0	$ (5.7)